Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000009900 | U.S. Treasury Bonds_5.375_2031-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009900 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009900 | U.S. Treasury Bonds_5.5_2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009900 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009900 | iShares Gold Trust_0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009900 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009900 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009900 | U.S. Treasury Notes_5_2025-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | U.S. Treasury Bonds_4.75_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | U.S. Treasury Notes_2.375_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000009900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009900 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009900 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009900 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009900 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009900 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000009900 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000009900 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000009900 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000009900 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009900 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009900 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000009900 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000009900 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000075008 | U.S. Treasury Bonds_5.375_2031-02-15
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075008 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075008 | U.S. Treasury Bonds_5.5_2028-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075008 | U.S. Treasury Notes_4.375_2034-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075008 | iShares Gold Trust_0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075008 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075008 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075008 | U.S. Treasury Notes_5_2025-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | U.S. Treasury Bonds_4.75_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | U.S. Treasury Notes_2.375_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000075008 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000075008 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000075008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000075008 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075008 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075008 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075008 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075008 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075008 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075008 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075008 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000075008 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000075008 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000075008 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000075008 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075008 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000075008 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000075008 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000075008 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000075008 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000075008 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075008 | InvestmentType_Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075008 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000075008 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000009903 | Brinker International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009903 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009903 | Evercore, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009903 | Piper Sandler Companies_0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009903 | Coca-Cola Consolidated, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009903 | PC Connection, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009903 | Houlihan Lokey, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009903 | Corcept Therapeutics, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009903 | MGIC Investment Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000009903 | First BanCorporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009903 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009903 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000009903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009903 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000009903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000009903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000009903 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000009903 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090023 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000090023 | Piper Sandler Companies_0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000090023 | PC Connection, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090023 | Nova Ltd._0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000090023 | Federal Agricultural Mortgage Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090023 | OFG Bancorp_0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000090023 | Donnelley Financial Solutions, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000090023 | United States Lime & Minerals, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090023 | Integer Holdings Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090023 | Merchants Bancorp_0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090023 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090023 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000090023 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000090023 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090023 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000090023 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000090023 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000090023 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000090023 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000090023 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000090023 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000090023 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000090023 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090023 | InvestmentType_Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000157576 | Microsoft Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157576 | NVIDIA Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157576 | Apple, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157576 | Enova International, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157576 | Meta Platforms, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157576 | Broadcom, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157576 | Alphabet, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157576 | Goldman Sachs Group, Inc. (The)_0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157576 | Cadence Design Systems, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000157576 | JPMorgan Chase & Company_0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157576 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157576 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000157576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000157576 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000157576 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000157576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000157576 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000157576 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000157576 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000157576 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157576 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157576 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157576 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.30%